                        SUPPLEMENT DATED MAY 1, 2014 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

A.    LIFETIME INCOME PLUS SOLUTION and LIFETIME INCOME PLUS 2008

If you purchased the Lifetime Income Plus Solution rider or the Lifetime Income Plus 2008 rider when you purchased your contract, effective May 1, 2014, you may request to terminate the respective rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter).

Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for the rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise the rider and the corresponding charges will terminate on the Annuity Commencement Date.

Please note that, upon termination of the rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

B.    ASSET ALLOCATION PROGRAM

Effective after the close of business July 11, 2014, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

19776NY SUPPB 05/01/14

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                            1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                    1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        0%      2%      3%      4%      4%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    3%      3%      3%      3%      3%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          17%     12%      8%      3%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       6%      6%      4%      3%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 11, 2014

                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      1%      3%      5%      8%     10%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     12%     18%     25%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      5%      7%      9%     11%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                            1%      3%      4%      5%      5%
----------------------------------------------------------------------------------------------------
Small Cap Growth              AllianceBernstein Small Cap
                              Growth Portfolio -- Class B       1%      1%      2%      3%      4%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                    2%      3%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        0%      2%      4%      5%      5%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    2%      2%      2%      2%      2%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          16%     11%      7%      2%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     18%     13%      8%      3%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     26%     18%     13%      6%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      4%      4%      3%      3%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       6%      6%      4%      3%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

                                      3